Assets classified as held for sale (Tables)	6 Months Ended
Jun. 30, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of assets and liabilities classified as held for sale

in € thousand	Assets held for sale		Liabilities held for sale
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
BliNK Biomedical SAS	2,134	2,134	—	—
CTM Unit Solna	2,832	—	1,423	—
TOTAL	4,966	2,134	1,423	—

Schedule of reconciliation of carrying amount of disposal group

in € thousand	June 30, 2023
Property, plant and equipment	3,628
Inventories	386
Trade and other receivables	181
TOTAL ASSETS	4,194
Contract liabilities	(1,020)
Tax and Employee-related liabilities	(404)
CARRYING AMOUNT OF THE DISPOSAL GROUP	2,771
Disposal Loss	(1,362)
FAIR VALUE LESS COST TO SELL	1,408